Property and Equipment - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2.6	$ 2.2	$ 2.0